Supplement to
Fidelity Targeted International Equity Funds®
December 29, 2007
Prospectus

Fidelity® China Region Fund is composed of multiple classes of shares. References to the fund are deemed to include class where applicable.

Fidelity Emerging Markets Fund is composed of multiple classes of shares. References to the fund are deemed to include class where applicable.

The following information replaces the similar information found under the heading "Year-by-Year Returns" in the "Fund Summary" section on page 8.

China Region
Calendar Years	1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
	-5.34%	84.90%	-17.58%	-10.49%	-15.08%	45.49%	11.55%	14.46%	29.67%	46.26%

During the periods shown in the chart for China Region:	Returns	Quarter ended
Highest Quarter Return	38.17%	December 31, 1999
Lowest Quarter Return	-22.99%	June 30, 1998
Year-to-Date Return	-13.28%	March 31, 2008
Emerging Markets
Calendar Years	1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
	-26.56%	70.50%	-32.95%	-2.48%	-6.93%	48.80%	22.94%	44.31%	33.39%	45.06%

During the periods shown in the chart for Emerging Markets:	Returns	Quarter ended
Highest Quarter Return	33.41%	December 31, 1999
Lowest Quarter Return	-24.44%	September 30, 1998
Year-to-Date Return	-13.32%	March 31, 2008

TIF-08-03 May 13, 2008
1.483702.156

The following information replaces the similar information found under the heading "Average Annual Returns" in the "Fund Summary" section on page 12.

For the periods ended December 31, 2007	Past 1 year	Past 5 years	Past 10 years
China Region
Return Before Taxes	46.26%	28.64%	14.47%
Return After Taxes on Distributions	 42.77%	 27.75%	 13.63%
Return After Taxes on Distributions and Sale of Fund Shares	 33.46%	 25.51%	 12.64%
MSCI® Golden Dragon Index (reflects no deduction for fees, expenses, or taxes)	37.97%	29.24%	9.83%
Hang Seng Index (reflects no deduction for fees, expenses, or taxes)	42.72%	28.47%	13.33%
Fidelity® China Region Fund Linked Index (reflects no deduction for fees, expenses, or taxes)	37.79%	27.26%	13.56%
LipperSM China Region Funds Average (reflects no deduction for sales charges or taxes)	55.17%	36.15%	15.08%
Emerging Markets
Return Before Taxes	45.06%	38.56%	14.56%
Return After Taxes on Distributions	44.27%	38.42%	14.48%
Return After Taxes on Distributions and Sale of Fund Shares	30.73%	35.17%	13.26%
MSCI EM Index (reflects no deduction for fees, expenses, or taxes)	39.78%	37.46%	14.53%

The following information replaces the biographical information for Allan Liu found in the "Fund Management" section on page 30.

Jessica Tan is manager of Southeast Asia, which she has managed since April 2008. Since joining Fidelity Investments in 2000, Ms. Tan has worked as an analyst and portfolio manager managing funds for investors outside the United States.